Convertible debenture (Narrative) (Details) - Roy Cap Convertible Debenture [Member] $ / shares in Units, $ in Thousands, $ in Millions	1 Months Ended		12 Months Ended
	Jan. 31, 2025 $ / shares shares	Apr. 28, 2021 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CAD ($) $ / shares	Dec. 31, 2024 USD ($)	Dec. 31, 2024 USD ($)
Disclosure of Convertible Debenture [Line Items]
Convertible debenture		$ 12,500
Debt interest rate		8.00%
Outstanding principal amount				$ 16,800		$ 11.7
Option retractable cumulative amount				$ 1,750
Debt conversion price | $ / shares	$ 1.3			$ 1.3
Conversion of convertible debenture, shares | shares	12,923,076
Gain (loss) on change of estimated fair value of convertible debenture			$ 0.7		$ (0.2)